Cover	Oct. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38190
Entity Registrant Name	Panacea Life Sciences Holdings, Inc.
Entity Central Index Key	0001552189
Entity Tax Identification Number	27-1085858
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5910 South University Blvd
Entity Address, Address Line Two	C18-193
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80121
City Area Code	(800)
Local Phone Number	985-0515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false